Share Purchase Warrants	9 Months Ended
Sep. 30, 2013
Share Purchase Warrants
Share purchase warrants

13. Share Purchase Warrants

On June 1, 2013, the Company issued 250,000 share purchase warrants at an exercise price of $0.50 per share expiring on May 31, 2014 to a consultant. The fair value of $44,884 was determined using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 0.14%, expected life of 1 year, expected volatility of 254%, and no expected dividends.

The Company also issued share purchase warrants as part of the acquisition of Aero. Refer to Note 3.

The following table summarizes the continuity of share purchase warrants:

	Number of warrants	Weighted average exercise price $

Balance, December 31, 2012	–	–

Issued	3,250,000	0.73

Balance, September 30, 2013	3,250,000	0.73

As at September 30, 2013, the following share purchase warrants were outstanding:

Number of warrants	Exercise price $	Expiry date

250,000	0.50	May 31, 2014
1,000,000	0.50	December 31, 2014
1,000,000	0.75	December 31, 2015
1,000,000	1.00	December 31, 2016

3,250,000